Per Share Data (Reconciliation of Differences between Basic and Diluted Earnings Per Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Earnings Per Share [Abstract]
Net Income attributable to ORIX Corporation shareholders	¥ 273,075	¥ 312,135	¥ 192,384
Weighted-average shares	1,180,356	1,203,452	1,236,897
Effect of dilutive securities
Stock compensation	1,589	1,400	1,197
Weighted-average shares for diluted EPS computation	1,181,945	1,204,852	1,238,094
Earnings per share for net income attributable to ORIX Corporation shareholders:
Basic	¥ 231.35	¥ 259.37	¥ 155.54
Diluted	¥ 231.04	¥ 259.07	¥ 155.39